Basis of Presentation And General Information (Tables)	6 Months Ended
Jun. 30, 2013
Organization Consolidation and Presentation of Financial Statements [Abstract]:
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]

	2012	2013
A	33%	33%
B	23%	25%
C	17%	17%
D	10%	10%
Total	83%	85%